Stockholders' Equity (Detail) - Status Summary Nonvested Stock Options (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2008	Dec. 31, 2008 Nonvested [Member]	Dec. 31, 2011 Nonvested [Member]	Dec. 31, 2010 Nonvested [Member]	Dec. 31, 2009 Nonvested [Member]
Nonvested Shares	3,679,977	3,762,477	669,777	6,111,127	599,875	167,792	2,178,318	3,328,731	186,413
Nonvested Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)						$ 1.67	$ 0.87	$ 0.88	$ 2.41
Granted Shares								3,246,450	93,402
Granted Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)		$ 0.83	$ 2.83					$ 0.83	$ 2.83
Forfeited Shares	(82,500)	(153,750)	(20,167)				(51,833)	(41,667)	(7,250)
Forfeited Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)							$ 0.88	$ 1.92	$ 2.84
Vested Shares							(1,098,580)	(62,465)	(67,531)
Vested Stock Options Weighted-Average Grant Date Fair Value (in Dollars per share)							$ 0.89	$ 2.31	$ 1.11